Long-Term Debt (Senior Notes) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
5.875% Senior Notes due 2028
Debt Instrument [Line Items]
Senior notes	$ 400		$ 400
6.000% Senior Notes due 2027
Debt Instrument [Line Items]
Senior notes	600		600
4.500% Senior Notes due 2030
Debt Instrument [Line Items]
Senior notes	800		800
4.500% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes	$ 800		$ 800
7.0% Senior Notes due 2027
Debt Instrument [Line Items]
Senior notes		$ 500
7.0% Senior Notes due 2028
Debt Instrument [Line Items]
Stated interest rate	7.00%
6.0% Senior Notes due 2027
Debt Instrument [Line Items]
Stated interest rate	6.00%
5.875% Senior Notes due 2028
Debt Instrument [Line Items]
Stated interest rate	5.875%
4.5% Senior Notes due 2029
Debt Instrument [Line Items]
Stated interest rate	4.50%
4.5% Senior Notes due 2030
Debt Instrument [Line Items]
Stated interest rate	4.50%